WILMINGTON MULTI-MANAGER REAL ASSET FUND (Prospectus Summary) | WILMINGTON MULTI-MANAGER REAL ASSET FUND
WILMINGTON MULTI-MANAGER REAL ASSET FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund's investment objective is to achieve long-term preservation of capital with current income.

FEES AND EXPENSES OF THE FUND
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least

$100,000 in A Shares of the Wilmington Funds. More information about these and other discounts is available from your financial professional and in the section "Purchase of Shares" on page 27 of the Fund's Prospectus.

SHAREHOLDER FEES (fees paid directly from your investment):
Shareholder Fees WILMINGTON MULTI-MANAGER REAL ASSET FUND	INSTITUTIONAL SHARES	A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	3.50%
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment):
Annual Fund Operating Expenses WILMINGTON MULTI-MANAGER REAL ASSET FUND	INSTITUTIONAL SHARES	A SHARES
Management Fees	0.67%	0.67%
Distribution (12b-1) and/or Service Fees	none	0.25%
Other Expenses	0.33%	0.33%
Acquired Fund Fees and Expenses	0.11%	0.11%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.11%	1.36%

EXAMPLE
This example is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower,

based on these assumptions, your costs would be:

Expense Example WILMINGTON MULTI-MANAGER REAL ASSET FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
INSTITUTIONAL SHARES	113	353	612	1,352
A SHARES	484	766	1,069	1,928

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes if

Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 199% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions invests at least 80% of its net assets in "real return" assets consisting of (i) inflation-protected debt securities, (ii) real estate-related securities, and (iii) commodity/natural resource-related securities.

The Fund considers a company to be a real estate company if at least 50%

of its assets, gross income or net profits is derived from (i) development,

ownership, leasing, financing, construction, management or sale of real estate or (ii) products and services that are related to the real estate industry,

such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

The Fund will invest in real estate companies, such as real estate investment trusts ("REITs") that own property and mortgage REITs that make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry. The Fund may invest its assets in equity, debt or convertible securities of companies whose products and services are related to the real estate industry or in securities whose products and services are related to the real estate industry.

In order to gain exposure to the commodities markets without investing directly in physical commodities, the Fund invests in investment companies,

exchange traded funds ("ETFs"), structured notes, futures contracts, forward currency exchange contracts, currency futures and swap agreements. The Fund's anticipated use structured notes, futures contracts, forward currency exchange contracts, currency futures and swap agreements is expected to be frequent and may at times be substantial. The Fund may also invest in common stocks,

preferred stocks and convertible securities of issuers in commodity-related industries to gain exposure to the commodities markets.

The investment adviser, Rodney Square Management Corporation ("RSMC"),

determines the Fund's asset allocation among the "real return" assets. RSMC anticipates allocating approximately 20%-80% to inflation-protected debt securities, 0%-60% to real estate-related securities and 0%-40% to commodity/natural resource-related securities. The allocations and/or actual holdings will vary from time to time.

The Fund utilizes a multi-manager strategy in which RSMC allocates the

Fund's assets among a number of sub-advisers, or invests directly (up to 60% of the Fund's assets) in ETFs. Subject to the supervision of RSMC, each sub-adviser acts independently from the others and utilizes its own distinct investment style in buying and selling securities within the constraints of the

Fund's investment objective, strategies and restrictions. The Fund may invest up to 55% of its assets in foreign securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk is inherent in all investing. The value of your investment in the

Fund, as well as the amount of return you receive on your investment may fluctuate significantly from day-to-day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a deposit of

Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by Federal Deposit Insurance Corporation or any other governmental agency. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to the principal risks described below.

         o        ALLOCATION RISK: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers of the Fund.

         o        COMMODITY/NATURAL RESOURCE-RELATED SECURITIES RISK: The risk that investing in commodity-related securities investments may subject the Fund to greater volatility than investments in other kinds of securities. In addition to overall market

                  movements, commodity-related securities may be adversely

                  impacted by commodity index volatility, changes in interest rates, or factors affecting a particular industry or

                  commodity, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

         o        DEBT SECURITY RISK: Fixed income securities are subject to credit risk, interest rate risk and prepayment risk.

         o        EMERGING MARKETS RISK: The risk that markets of emerging

                  market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

          o       FOREIGN SECURITIES RISK: The risk that investing in foreign

                  (non-U.S.) securities may result in the Fund experiencing

                  more rapid and extreme changes in value than a fund that

                  invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political,

                  diplomatic, financial, and regulatory factors. Foreign

                  governments also may impose limits on investment and

                  repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

         o        FORWARD CURRENCY EXCHANGE CONTRACT RISK: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange

                  contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

         o        FUTURES CONTRACTS RISK: The risks associated with futures

                  include: the potential inability to terminate or sell a

                  position, the lack of a liquid secondary market for the Fund's position and the risk that the counterparty to the transaction will not meet its obligations.

         o        INFLATION-INDEXED DEBT SECURITIES RISK: Inflation-indexed

                  debt securities are subject to the effects of changes in

                  market interest rates caused by factors other than inflation

                  (real interest rates). There can be no assurance that the

                  inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The performance of any securities that are indexed to non-U. S. rates of

                  inflation may be higher or lower than those indexed to U. S.

                  inflation rates.

         o        INVESTMENT COMPANY RISK: As a shareholder in an investment company, the Fund bears its pro-rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses.

         o        LEVERAGE RISK: The risk associated with securities

                  transactions or practices that multiply small market movements into larger changes in value.

         o        LIQUIDITY RISK: The risk that certain securities may be

                  difficult or impossible to sell at the time and the price that the seller would like.

         o        MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

         o        MULTI-MANAGER RISK: The investment styles employed by

                  sub-advisers may not be complementary. The multi-manager

                  approach could result in a high level of portfolio turnover,

                  resulting in higher brokerage expenses and increased tax

                  liability from the Fund's realization of capital gains.

         o        RISKS OF REAL ESTATE-RELATED SECURITIES: Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

                  The price of a real estate company's shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. REITs involve additional risk factors including poor performance by a REIT's manager,

                  changes to the tax laws, and failure by the REIT to qualify for tax- free distribution of income or exemption under the

                  Investment Company Act of 1940 (the "1940 Act"). Since REITs

                  have expenses of their own, the Fund will bear a proportionate share of these expenses in addition to the expenses of the

                  Fund.

         o        STRUCTURED NOTE RISK: The value of these notes will rise or fall in response to changes in the underlying commodity or related index. These notes expose the Fund to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. These notes are often leveraged, increasing the volatility of each note's market value relative to changes in the underlying commodity,

                  commodity futures contract or commodity index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

         o        SWAP AGREEMENT RISKS: The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement

                  counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk.

                  Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

         o        VALUATION RISK: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

RISK/RETURN BAR CHART AND PERFORMANCE TABLE
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing:

         o        changes in the Fund's performance from year-to-year; and

         o        how the Fund's average annual returns for one year, five year and since inception periods compared to those of a broad

                  measure of market preformance.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at

wilmingtonfunds.com and/or by calling the Fund toll-free at (800) 336-9970.

The annual returns in the bar chart are for the Fund's Institutional Shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.

ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION

Calendar Year-to-Date Total Return as of September 30, 2011: -3.57%

During the periods shown in the bar chart, the Fund's best quarter was up

14.70% (quarter ended December 31, 2004) and the Fund's worst quarter was down

-19.41% (quarter ended December 31, 2008).

After-tax returns are shown only for Institutional Shares and after-tax returns for A Shares will vary.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010)
Average Annual Total Returns WILMINGTON MULTI-MANAGER REAL ASSET FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
INSTITUTIONAL SHARES	Institutional Shares Return Before Taxes		11.22%	5.11%	10.47%	Jul. 01, 2003
INSTITUTIONAL SHARES After Taxes on Distributions	Institutional Shares Return After Taxes on Distributions	[1]	10.06%	3.69%	8.92%	Jul. 01, 2003
INSTITUTIONAL SHARES After Taxes on Distributions and Sales	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	[1]	7.29%	3.69%	8.46%	Jul. 01, 2003
A SHARES	A Shares Return Before Taxes	[2]	7.09%	4.10%		Jul. 01, 2003
Barclays Capital Government Inflation-Linked Bond Index (USD Hedged)	Barclays Capital Government Inflation-Linked Bond Index (USD Hedged) (reflects no deduction for fees, expenses or taxes)		5.43%	4.74%	5.17%	Jul. 01, 2003
Blended Index	Blended Index (reflects no deduction for fees, expenses or taxes)	[3]	14.04%	5.09%	8.09%	Jul. 01, 2003
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	From inception of the Fund's A Shares on December 20, 2005, through December 31, 2010, the average annual total return was 4.20% for the A Shares, 4.74% for the Barclays Capital Government Inflation-Linked Bonds Index (USD Hedged), and 5.09% for the Blended Index.
[3]	The Blended Index is calculated by the investment adviser and represents the weighted return of 50% Barclays Capital U.S. TIPS Index, 30% NAREIT Equity Index and 20% Dow Jones -- UBS Commodity Index Total Return for the period from inception until January 1, 2009 and 40% Barclays Capital Government ILB, 30% S&P Developed Property Index(TM) and 30% Dow Jones -- UBS Commodity Index for the period since January 1, 2009.